Ranger Funds Investment Trust

September 10, 2020 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:

Ranger Funds Investment Trust (the “Registrant”);

File Nos. 333-175328 and 811-22576

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus for the RG Aurum+ Fund that would have been filed under paragraph (c) of Rule 497 and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Ranger Small Cap Fund, the Ranger Mid Cap Fund, the Ranger Quest for Income and Growth Fund and the RG Aurum+ Fund do not differ from that contained in the Registrant's Post-Effective Amendment No. 28 which was filed with the Commission on September 8, 2020 and (ii) that Post-Effective Amendment No. 28 has been filed electronically with the Commission.

Questions related to this filing should be directed to the Registrant’s counsel, Ryan Wheeler of Thompson Hine LLP at (513) 352-6693.

Very truly yours,

/s/ Nim Hacker

Nim Hacker

Secretary